Other assets (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current
Prepaid expenses	₩ 42,277	₩ 47,406
Current tax assets	11,201	10,294
Prepayments	83,673
Sub-total	137,151	57,700
Non-Current
Prepaid expenses	38,114	79,693
Total	₩ 175,265	₩ 137,393